Property, Plant And Equipment - Summary Of Property, Plant And Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 78,530
Ending balance	220,594	$ 78,530
Facility [member]
Disclosure of detailed information about property, plant and equipment [line items]
Ending balance	114,641
Facility Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	54,657
Ending balance	99,148	54,657
Furniture, Fixtures and Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	23,781
Ending balance	6,365	23,781
Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	92
Ending balance	440	92
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	122,456	99,421
Reclassification of assets	0
Additions	153,219	24,259
Disposals	(2,959)
Translation difference	(1,009)	(1,224)
Ending balance	271,707	122,456
Cost [member] | Facility [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Reclassification of assets	0
Additions	115,000
Disposals	0
Translation difference	0
Ending balance	115,000	0
Cost [member] | Facility Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	88,510	70,308
Reclassification of assets	25,486
Additions	35,156	19,345
Disposals	(2,959)
Translation difference	(1,043)	(1,143)
Ending balance	145,150	88,510
Cost [member] | Furniture, Fixtures and Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32,395	27,600
Reclassification of assets	(25,486)
Additions	2,706	4,845
Disposals	0
Translation difference	(17)	(50)
Ending balance	9,598	32,395
Cost [member] | Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,551	1,513
Reclassification of assets	0
Additions	357	69
Disposals	0
Translation difference	51	(31)
Ending balance	1,959	1,551
Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	43,926	33,975
Reclassification of assets	0
Disposals	(2,597)
Translation difference	(23)	(715)
Depreciation	9,807	8,574
Impairment		2,092
Ending balance	51,113	43,926
Depreciation [member] | Facility [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Reclassification of assets	0
Disposals	0
Translation difference	0
Depreciation	359
Ending balance	359	0
Depreciation [member] | Facility Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33,853	25,540
Reclassification of assets	5,985
Disposals	(2,597)
Translation difference	9	(649)
Depreciation	8,752	6,870
Impairment		2,092
Ending balance	46,002	33,853
Depreciation [member] | Furniture, Fixtures and Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,614	7,016
Reclassification of assets	(5,985)
Disposals	0
Translation difference	(17)	(39)
Depreciation	621	1,637
Impairment		0
Ending balance	3,233	8,614
Depreciation [member] | Computer Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,459	1,419
Reclassification of assets	0
Disposals	0
Translation difference	(15)	(27)
Depreciation	75	67
Impairment		0
Ending balance	$ 1,519	$ 1,459